LEASES - PISCOFINS to be recovered (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Mar. 31, 2021
LEASES
Consideration of the lease	R$ 183,225	R$ 164,353
PIS/COFINS potential (9.25%)	R$ 16,948	R$ 15,203
Potential PIS/COFINS (as a percent)	9.25%